Share capital	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Share capital
24.
Share capital

	December 31,
	2022	2021	2020
	£000s	£000s	£000s
Authorized, allotted, called up and fully paid ordinary shares, par value £0.05	5,390	4,489	4,165

	Number	Number	Number
Number of shares in issue	107,808,472	89,784,720	83,306,259

The Group has only one class of share. All ordinary shares have equal voting rights and rank pari passu for the distribution of dividends.

On February 5, 2021 the Group announced a private placement of 2,022,218 of the Company’s American Depositary Shares (“ADSs”), each representing three ordinary shares, at a price of US $22.50 per ADS, with new and existing institutional and accredited investors (the “Private Placement”). The aggregate gross proceeds of the Private Placement was US $45 million (approximately £33 million) before deducting approximately £2.4 million in placement agent fees and other expenses. The financing syndicate included Adage Capital Management LP, BVF Partners L.P., Consonance Capital, Great Point Partners, LLC, and other investors.

On October 15, 2021, the Company filed a registration statement on Form F-3 with the SEC to cover the offering, issuance and sale of securities from time to time in one or more offerings of up to $300,000,000 in aggregate, which includes a sale of up to $100,000,000 of ADSs that may be issued and sold under an Open Market Sale Agreement, dated October, 15, 2021, with Jefferies LLC.

On November 30, 2021, the Company completed delisting from AIM. As a result, the Company converted the existing employee share options to ADSs which represents three ordinary shares and the exercise price was also converted to represent an ADS price at an exchange rate equal to the average of the last five business trading days currency conversion of sterling pounds to US dollars, which was 1.334058 sterling pounds to 1 US dollar. This is not a modification of the existing share option grants, as the value or timing of the grants was unchanged.

On August 11, 2022 the Group announced a registered direct offering (the “Offering”) of 5,950,000 of the Company’s ADSs, each representing three ordinary shares, at a price of $9.50 per ADS, with new and existing institutional and accredited investors. The aggregate gross proceeds of the Offering was $56.5 million (approximately £46.4 million) before deducting $4.1 million (approximately £3.3 million) in underwriting discounts, commissions and estimated offering expenses.

Details of the shares issued during the current and previous year are as follows:

Number of shares in issue at January 1, 2020	78,370,265
Shares issued during the year	4,276,580
Options exercised at £0.05	496,666
Options exercised at £0.85	56,470
Options exercised at £1.00	60,000
Options exercised at £1.90	46,278
Number of shares in issue at December 31, 2020	83,306,259
Shares issued during the year	6,066,654
Options exercised at £0.05	66,114
Options exercised at £0.85	121,854
Options exercised at £1.00	25,000
Options exercised at £1.28	720
Options exercised at £1.90	198,119
Number of shares in issue at December 31, 2021	89,784,720
Shares issued during the year	17,850,000
Options exercised at $0.20/ADS or $0.07/ordinary share	84,835
Options exercised at $4.16/ADS or $1.39/ordinary share	16,968
Options exercised at $5.12/ADS or $1.72/ordinary share	12,951
Options exercised at $5.88/ADS or $1.96/ordinary share	24,000
Options exercised at $7.32/ADS or $2.44/ordinary share	15,000
Options exercised at $7.60/ADS or $2.53/ordinary share	19,998
Number of shares in issue at December 31, 2022	107,808,472
Number of equivalent ADS in issue at December 31, 2022	35,936,157

At December 31, 2022, there were options outstanding of 11,571,487 (2021: 8,052,699; 2020: 6,768,894) unissued ordinary shares.

Details of the options outstanding are as follows:

Year of issue	Weighted average Exercise price (£)	WeightedaverageExerciseprice($)	At January 1, 2022	Options granted	Options forfeited	Options expired	Options exercised	At December 31, 2022	Weighted average years to expiry date
2014	3.50	4.23	4,000	-	-	-	-	4,000	1.67
2015	3.50	4.23	3,333	-	-	-	-	3,333	2.52
2016	4.25	5.14	19,832	-	-	-	(9,973)	9,859	3.35
2017	6.00	7.25	46,240	-	-	-	(8,000)	38,240	4.83
2018	0.18	0.21	70,233	-	-	-	(14,876)	55,357	5.22
2019	4.31	5.21	763,260	-	(12,666)	-	(25,068)	725,526	6.73
2020	18.38	22.22	1,040,023	-	(316,573)	-	-	723,450	7.58
2021	17.33	20.95	737,312	-	(36,839)	-	-	700,473	8.27
2022	18.44	22.30	-	1,940,377	(343,453)	-	-	1,596,924	9.28

Total (ADSs)			2,684,233	1,940,377	(709,531)	-	(57,917)	3,857,162
Total (Ordinary Shares)			8,052,699	5,821,131	(2,128,593)	-	(173,752)	11,571,487

ADSs represent three ordinary shares and the exercise price was also converted to represent an ADS price at an exchange rate equal to the closing current year currency conversion of sterling pounds to US dollars, which was 1.208971 sterling pounds to 1 US Dollar.

The market price of Company shares at the year-end was $15.25/ADS or ($5.08 or 420 pence/share). (2021: $23.89/ADS ($7.96 or 590 pence/share); 2020: 514 pence). During the year the minimum and maximum prices were $7.80 and $24.66 per ADS (215 pence and 680 pence per ordinary share), respectively (2021: 443 pence and 680 pence; 2020: 304 pence and 515 pence).